Lines of Credit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			1 Months Ended			9 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended				9 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2013 Wells Fargo ABL [Member]	Sep. 30, 2013 Wells Fargo ABL [Member]	Dec. 31, 2012 Wells Fargo ABL [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] LIBOR [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Minimum [Member]	Dec. 31, 2012 Wells Fargo ABL [Member] Minimum [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Maximum [Member]	Jun. 04, 2013 Wells Fargo ABL [Member] Letter of Credit [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option One [Member] LIBOR [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option Two [Member] LIBOR [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Interest Rate Option Three [Member] LIBOR [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Period Range One [Member] Maximum [Member]	Sep. 30, 2013 Wells Fargo ABL [Member] Thereafter [Member] Maximum [Member]	Jun. 04, 2013 Wells Fargo ABL [Member] Before Amendment [Member] Letter of Credit [Member]	Sep. 30, 2013 Wells Fargo ABL Amendment No. 6 [Member]	Mar. 31, 2013 Wells Fargo ABL Amendment No. 6 [Member]	Sep. 30, 2013 Wells Fargo ABL Amendment No. 6 [Member] Maximum [Member]	Mar. 31, 2013 Wells Fargo ABL Amendment No. 6 [Member] Maximum [Member]	Apr. 01, 2013 Ares Capital [Member]	Sep. 30, 2013 Ares Capital [Member]	Dec. 31, 2012 Ares Capital [Member]	Sep. 30, 2011 Ares Capital [Member]	Apr. 01, 2013 Ares Capital [Member] Extended Maturity Date [Member]	Sep. 30, 2013 Ares Capital [Member] Letter of Credit [Member]	Dec. 31, 2012 Ares Capital [Member] Letter of Credit [Member]	Sep. 30, 2013 Ares Capital [Member] Fronting Fee [Member]	Dec. 31, 2012 Ares Capital [Member] Fronting Fee [Member]	Sep. 30, 2013 Ares Capital [Member] Interest Rate Option One [Member]	Dec. 31, 2012 Ares Capital [Member] Interest Rate Option One [Member]	Sep. 30, 2013 Ares Capital [Member] Interest Rate Option Two [Member]	Dec. 31, 2012 Ares Capital [Member] Interest Rate Option Two [Member]	Sep. 30, 2013 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2012 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 IFN Finance, Working Capital Line [Member]	Dec. 31, 2012 IFN Finance, Working Capital Line [Member]	Apr. 01, 2013 Wells Fargo, Revolving Line of Credit [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member]	Dec. 31, 2011 Wells Fargo, Revolving Line of Credit [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] LIBOR [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Minimum [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Maximum [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Federal Fund Rate [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option One [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option One [Member] LIBOR [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option Two [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option Two [Member] LIBOR [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option Three [Member]	Dec. 31, 2012 Wells Fargo, Revolving Line of Credit [Member] Interest Rate Option Three [Member] LIBOR [Member]
Line of Credit Facility [Line Items]
Interest rate on the facility per annum on this facility																																													6.70%
Maximum borrowing capacity under credit facility									$ 50,000,000	$ 50,000,000					$ 7,000,000										$ 2,000,000	$ 47,500,000	$ 47,500,000	$ 10,000,000	$ 10,000,000
Maximum borrowing percentage of accounts receivable invoices									85.00%	85.00%
Line of credit facility, maximum borrowing of accounts receivable plus of eligible inventory less certain reserves									7,500,000	7,500,000
Amount outstanding under credit facility	1,501,724				34,227,288				30,500,000	1,500,000		5,000,000	5,000,000																																372,422			1,501,724	33,820,134		5,000,000
Borrowing availability bench mark to comply with EDITDA requirements									14,100,000	48,500,000		2,000,000																																				48,500,000			2,000,000
Accounts receivable, net	13,130,387			9,975,784	29,008,313				8,200,000																																							11,400,000
Inventories, net	28,981,444			26,762,893	44,887,539				25,700,000																																							13,000,000
Cash									10,000,000																																							15,000,000
Percentage added to base rate											1.00%					0.50%		3.00%		3.50%		4.00%									0.50%	0.50%							1.00%	1.00%	1.50%	1.50%	10.00%	10.00%						1.00%			0.50%		3.00%		3.50%		4.00%
Interest rate added to base rate depending on credit availability																	0.75%		1.25%		1.75%										9.00%	9.00%																						0.75%		1.25%		1.75%
Interest rate on the Wells Fargo ABL									3.25%																																							3.10%	4.10%
Unused line fee percentage												0.375%		1.00%																																					0.375%	1.00%
Termination fee												250,000		500,000																																					250,000	500,000
Credit facility maturity date									Apr. 02, 2014																					Feb. 20, 2014				Apr. 02, 2014													Apr. 02, 2014	Nov. 22, 2013
Restricted cash	5,000,000			5,000,000	5,000,000				5,000,000	5,000,000																																						5,000,000
Increased amount of authorized advances or payments	1,800,000	1,400,000	1,500,000			750,000	860,000
Annual administrative fee																															50,000	50,000																5,000
Standby letter of credit																															25,000,000		25,000,000
Loan agreement fee																																			10.00%	10.00%	0.75%	0.75%
Reduced credit available under the Wells Fargo ABL								(2,500,000)	(2,500,000)
Company's consolidated earnings (loss) before interest, tax, depreciation, and amortization																										(20,200,000)
Securities pledged as collateral									65.00%
Advances to certain affiliates																							$ 500,000	$ 250,000
Issued and outstanding capital stock pledged																															65.00%